Asset Retirement Obligation	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Asset Retirement Obligation

19.   Asset Retirement Obligation

The Company's asset retirement obligation relates to the cost of removing and restoring of the Buckreef Project in Tanzania. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and other costs.  This estimate depends on the development of environmentally acceptable mine closure plan.

A reconciliation for asset retirement obligations is as follows:
	August 31, 2020	August 31, 2019
Balance, beginning of year	$ 737,404	$ 726,143
Increase in estimate for asset retirement obligation	2,754,016	-
Accretion expense	8,580	11,261
Balance, end of year	$ 3,500,000	$ 737,404

The mine closure provision liability is based upon the following estimates and assumptions:

a)Total undiscounted amount of future retirement costs was estimated to be US$3,600,000.

b)Risk-free rate at 5%.

c)Expected timing of cash outflows required to settle the obligation is for the full amount to be paid in 18 years.

d)Inflation over the period is estimated to be 3.3% per annum.